FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of financial assets

	2021	2022
Amortized cost
Cash and cash equivalents	38,311	31,947
Other current financial assets	415	1,268
Trade and other receivables	8,705	8,895
Other non-current assets	150	186
FVTPL
Long-term investment in financial instruments	13,643	8,508
Other current financial assets	78	81
FVTOCI
Long-term investment in financial instruments	18	22
Total financial assets	61,320	50,907

Schedule of financial liabilities

	2021	2022
Financial liabilities measured at amortized cost
Trade and other payables	17,779	18,920
Accrued expenses	15,885	15,445
Customers deposits	401	44
Short-term bank loans	6,682	8,191
Two-step loans	355	209
Bonds	6,993	4,793
Long-term bank loans	36,056	29,873
Lease liabilities	15,888	18,473
Other borrowings	2,605	1,314
Other liabilities	126	170
Total financial liabilities	102,770	97,432

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2021	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	78	78	78	—	—
Long-term investment in financial instruments	13,643	13,643	—	8,899	4,744
FVTOCI
Long-term investment in financial instruments	18	18	—	—	18
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	355	351	—	—	351
Bonds	6,993	8,019	8,019	—	—
Long-term bank loans	36,056	36,176	—	—	36,176
Other borrowings	2,605	2,610	—	—	2,610
Lease liabilities	15,888	15,888	—	—	15,888
Other liabilities	126	126	—	—	126
Total	75,762	76,909	8,097	8,899	59,913

The following table presents comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those the fair values are considered to approximate their carrying amounts as the impact of discounting is not significant (continued):

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2022	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	81	81	81	—	—
Long-term investment in financial instruments	8,508	8,508	2,172	—	6,336
FVTOCI
Long-term investment in financial instruments	22	22	—	—	22
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	209	207	—	—	207
Bonds	4,793	5,614	5,614	—	—
Long-term bank loans	29,873	29,860	—	—	29,860
Other borrowings	1,314	1,311	—	—	1,311
Lease liabilities	18,473	18,473	—	—	18,473
Other liabilities	170	170	—	—	170
Total	63,443	64,246	7,867	—	56,379

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2021	2022
Beginning balance	1,962	4,762
Gain recognized in consolidated statement of:
Profit or loss	936	313
Other comprehensive income	—	(31)
Purchase/addition	2,068	1,338
Settlement/deduction	(204)	(24)
Ending balance	4,762	6,358

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Subsidiaries investment
Non-listed equity investment - technology	OPM Backsolve method	Volatility	30% - 93.99%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp23 billion of the Investment value
		Exit timing	1.25 - 5 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp22 billion of the Investment value
	CoCos Equity	Volatility	20% - 93.99%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp13 billion of the Investment value
		Exit timing	1 - 6 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp10 billion of the Investment value
		Equity value/revenue multiple	2.36x -4.36x	Increase in 1x of equity value/revenue multiple would result in an increase Rp3 billion of the Investment value
	Probability-weighted Method	IPO Probability	30% - 40%	50% increase (decrease) in IPO probability would result in an increase (decrease) Rp4 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital ("WACC")	12% - 22%	1% decrease (increase) in the percentage of WACC would result in an increase (decrease) Rp9 billion of the Investment value
		Terminal growth rate	1% - 5%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp6 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.40% - 14.00%	0.5% decrease (increase) in WACC would result in an increase (decrease) Rp6 billion of the Investment value
		Terminal growth rate	1.5% - 3.2%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp3 billion of the Investment value

Convertible bonds
Non-listed equity investment - technology	OPM Backsolve method	Volatility	33.42% - 48.02%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp2 billion of the Investment value
		Exit timing	3.25 - 3.33 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp2 billion of the Investment value

Schedule of exposure to foreign currency risk

	2021		2022
	U.S. Dollar	Japanese Yen	U.S. Dollar	Japanese Yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	1.36	0.00	0.78	0.01
Financial liabilities	(0.21)	(2.31)	(0.19)	(1.57)
Net exposure	1.15	(2.31)	0.59	(1.56)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2022
U.S. Dollar (1% strengthening)	92
Japanese Yen (5% strengthening)	(9)

Schedule of interest rate profile of interest-bearing financial instruments

	2021	2022
Fixed rate borrowings	(24,944)	(27,579)
Variable rate borrowings	(43,634)	(35,274)

Schedule of maximum exposure to credit risk of financial assets

	2021	2022
Cash and cash equivalents	38,311	31,947
Other current financial assets	493	1,349
Trade and other receivable, net	8,705	8,895
Other non-current assets	150	186
Total	47,659	42,377

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2026 and
	amount	cash flows	2022	2023	2024	2025	thereafter
2021
Trade and other payables	17,779	(17,779)	(17,779)	—	—	—	—
Accrued expenses	15,885	(15,885)	(15,885)	—	—	—	—
Customer deposits	401	(401)	(401)	—	—	—	—
Short-term bank loans	6,682	(6,682)	(6,682)	—	—	—	—
Interest bearing loans:
Two-step loans	355	(375)	(150)	(128)	(97)	—	—
Bonds	6,993	(12,821)	(2,817)	(507)	(507)	(2,500)	(6,490)
Long-term bank loans	36,056	(41,867)	(8,228)	(10,335)	(7,492)	(6,064)	(9,748)
Other borrowings	2,605	(2,801)	(1,164)	(1,115)	(522)	—	—
Lease liabilities	15,888	(15,979)	(3,922)	(3,414)	(2,434)	(1,813)	(4,396)
Other liabilities	126	(148)	(11)	(34)	(34)	(34)	(35)
Total	102,770	(114,738)	(57,039)	(15,533)	(11,086)	(10,411)	(20,669)

	Carrying	Contractual					2027 and
	amount	cash flows	2023	2024	2025	2026	thereafter
2022
Trade and other payables	18,920	(18,920)	(18,920)	—	—	—	—
Accrued expenses	15,445	(15,445)	(15,445)	—	—	—	—
Customer deposits	44	(44)	(44)	—	—	—	—
Short-term bank loans	8,191	(8,191)	(8,191)	—	—	—	—
Interest bearing loans:
Two-step loans	209	(216)	(123)	(93)	—	—	—
Bonds	4,793	(10,096)	(509)	(510)	(2,574)	(293)	(6,210)
Long-term bank loans	29,873	(36,301)	(10,020)	(8,346)	(6,871)	(4,874)	(6,190)
Other borrowings	1,314	(1,394)	(1,027)	(367)	—	—	—
Lease liabilities	18,473	(21,908)	(5,741)	(4,551)	(2,766)	(2,258)	(6,592)
Other liabilities	170	(196)	(20)	(44)	(44)	(44)	(44)
Total	97,432	(112,711)	(60,040)	(13,911)	(12,255)	(7,469)	(19,036)